Employee Benefits - Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Discount rate for defined benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	₩ (199,750)
Defined benefit obligation 1% decrease	241,608
Expected rate of salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	236,002
Defined benefit obligation 1% decrease	₩ (199,363)